PROPERTY AND EQUIPMENT (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
PROPERTY AND EQUIPMENT (Details) [Line Items]
Depreciation	$ 2,860	$ 4,435	$ 15,809	$ 17,059
Minimum [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years		3 years
Maximum [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years		5 years